CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Accounts receivable, net of allowance	$ 244	$ 279	$ 95
Inventory, net of reserves	$ 279	$ 278	$ 118
STOCKHOLDERS' EQUITY :
Series C convertible preferred stock par value	$ .001	$ .001	$ 0.001
Series C convertible preferred stock shares authorized	9.0	9.0	9.0
Series C convertible preferred stock, Issued	1.4	1.6	5.6
Series C convertible preferred stock, Outstanding	1.4	1.6	5.6
Series C convertible preferred stock, Liquidation preference	$ 1,406	$ 1,643	$ 5,555
Series C1 convertible preferred stock par value	$ .001	$ 0.001	$ 0.001
Series C1 convertible preferred stock shares authorized	20.3	20.3	20.3
Series C1 convertible preferred stock, Issued	4.3	4.3	0
Series C1 convertible preferred stock, Outstanding	4.3	4.3	0
Series C1 convertible preferred stock, Liquidation preference	$ 4,312	$ 4,312	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	1,000,000	1,000,000	1,000,000
Common stock, Issued	1,427	669	3
Common stock, outstanding	1,427	669	3